Loans and Notes (Details) - Part-2 - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 15, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Nov. 30, 2023	Nov. 13, 2020
Loans and Notes [Line Items]
Per share of common stock (in Dollars per share)								$ 0.1
Amortization of debt discount amount				$ 358,284	$ 1,023,331	$ 1,290,050	$ 1,266,861
Accredited investors shares (in Shares)	7,585				4,175,889
Additional shares (in Shares)	228						232,666
Tophill Loan Agreement One And Two [Member]
Loans and Notes [Line Items]
Accredited investors shares (in Shares)	39,384
Convertible notes [Member]
Loans and Notes [Line Items]
Amortization of debt discount amount		$ 0		$ 0
Convertible Notes Payable [Member]
Loans and Notes [Line Items]
Principal amount						5,500,000
Interest rate		4.00%		4.00%
Convertible amount						350,000
Accredited investors shares (in Shares)	12,460
Convertible Notes Payable [Member] | Tophill Loan Agreement One And Two [Member]
Loans and Notes [Line Items]
Amortization of debt discount amount			$ 0		$ 46,296	46,296	$ 466,232
Convertible amount	$ 8,639,307					2,672,092
Accredited investors shares (in Shares)	2,756,879
Convertible Notes Payable [Member] | Accredited Investor [Member]
Loans and Notes [Line Items]
Principal amount									$ 2,123,600
Interest rate									13.33%
Conversion price (in Dollars per share)									$ 4
Per share of common stock (in Dollars per share)									$ 5.48
Debt discount amount									$ 212,360
Convertible amount	$ 1,877,620					$ 4,791,716	$ 1,831,324
Accredited investors shares (in Shares)	530,900
Additional shares (in Shares)	15,927